FINANCIAL INSTRUMENTS (Schedule of fair values of derivative instruments designated and not designated as cash flow hedges) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Derivative [Line Items]
Derivative instrument, long-term assets	$ 3,675	$ 3,406
Financial instruments at fair value, current portion	1,714	1,572
Financial instruments at fair value, long-term portion	21,357	32,712
Interest rate swaps | Designated as hedging instrument
Derivative [Line Items]
Derivative instrument, long-term assets	587	0
Financial instruments at fair value, current portion	369	703
Financial instruments at fair value, long-term portion	4,755	7,926
Interest rate swaps | Not designated as hedging instrument
Derivative [Line Items]
Financial instruments at fair value, current portion	1,345	869
Financial instruments at fair value, long-term portion	6,068	13,479
Cross currency swaps | Designated as hedging instrument
Derivative [Line Items]
Derivative instrument, long-term assets	2,988	3,373
Financial instruments at fair value, long-term portion	8,288	8,301
Cross currency swaps | Not designated as hedging instrument
Derivative [Line Items]
Derivative instrument, long-term assets	7	5
Cross currency interest rate swaps | Designated as hedging instrument
Derivative [Line Items]
Derivative instrument, long-term assets	93	28
Financial instruments at fair value, long-term portion	$ 2,246	$ 3,006